Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Supplement [Text Block]	agfi_SupplementTextBlock

American Grown Fund, Inc.

American Growth Fund Series One

Supplement dated May 21, 2018, to the Prospectus dated November 30, 2017

This Supplement replaces certain information contained in the Prospectus of American Growth Fund Series One dated November 30, 2017.

Effective immediately, the table that follows the bar chart in the section titled “Risk/Return Bar Chart and Table” is deleted and replaced with the following:

Average annual total returns for the periods ended December 31, 2016	One Year	Five Years	Ten Years

Class A Return before taxes*	4.31%	11.75%	2.40%
Class B Return before taxes*	4.94%	12.03%	2.85%**
Class C Return before taxes*	8.76%	12.26%	2.26%
Class D Return before taxes*	4.29%	11.99%	2.71%
Class D Return after taxes on Distributions	4.29%	11.99%	2.71%
Class D Return after taxes on Distributions and Sale of Fund Shares	2.28%	9.82%	2.12%
Standard and Poor’s 500 Index (reflects no deduction for fees expenses, or taxes)	11.96%	14.66%	6.95%

* Assumes redemption at end of time period.
** After seven years Class B Shares convert to Class A Shares. The ten year return for Class B reflects the first seven year returns for Class B and the remaining 3 years as Class A.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
		After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
AMERICAN GROWTH FUND Series One
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	agfi_SupplementTextBlock

American Grown Fund, Inc.

American Growth Fund Series One

Supplement dated May 21, 2018, to the Prospectus dated November 30, 2017

This Supplement replaces certain information contained in the Prospectus of American Growth Fund Series One dated November 30, 2017.

Effective immediately, the table that follows the bar chart in the section titled “Risk/Return Bar Chart and Table” is deleted and replaced with the following:

Average annual total returns for the periods ended December 31, 2016	One Year	Five Years	Ten Years

Class A Return before taxes*	4.31%	11.75%	2.40%
Class B Return before taxes*	4.94%	12.03%	2.85%**
Class C Return before taxes*	8.76%	12.26%	2.26%
Class D Return before taxes*	4.29%	11.99%	2.71%
Class D Return after taxes on Distributions	4.29%	11.99%	2.71%
Class D Return after taxes on Distributions and Sale of Fund Shares	2.28%	9.82%	2.12%
Standard and Poor’s 500 Index (reflects no deduction for fees expenses, or taxes)	11.96%	14.66%	6.95%

* Assumes redemption at end of time period.
** After seven years Class B Shares convert to Class A Shares. The ten year return for Class B reflects the first seven year returns for Class B and the remaining 3 years as Class A.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
		After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
		After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
AMERICAN GROWTH FUND Series One | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.31%	[1]
Five Years	rr_AverageAnnualReturnYear05	11.75%	[1]
Ten Years	rr_AverageAnnualReturnYear10	2.40%	[1]
AMERICAN GROWTH FUND Series One | Class B
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.94%	[1]
Five Years	rr_AverageAnnualReturnYear05	12.03%	[1]
Ten Years	rr_AverageAnnualReturnYear10	2.85%	[1],[2]
AMERICAN GROWTH FUND Series One | Class C
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.76%	[1]
Five Years	rr_AverageAnnualReturnYear05	12.26%	[1]
Ten Years	rr_AverageAnnualReturnYear10	2.26%	[1]
AMERICAN GROWTH FUND Series One | Class D
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.29%	[1]
Five Years	rr_AverageAnnualReturnYear05	11.99%	[1]
Ten Years	rr_AverageAnnualReturnYear10	2.71%	[1]
AMERICAN GROWTH FUND Series One | Return after taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.29%
Five Years	rr_AverageAnnualReturnYear05	11.99%
Ten Years	rr_AverageAnnualReturnYear10	2.71%
AMERICAN GROWTH FUND Series One | Return after taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.28%
Five Years	rr_AverageAnnualReturnYear05	9.82%
Ten Years	rr_AverageAnnualReturnYear10	2.12%
AMERICAN GROWTH FUND Series One | Standard and Poor’s 500 Index (reflects no deduction for fees expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.96%
Five Years	rr_AverageAnnualReturnYear05	14.66%
Ten Years	rr_AverageAnnualReturnYear10	6.95%

[1]	Assumes redemption at end of time period.
[2]	After seven years Class B Shares convert to Class A Shares. The ten year return for Class B reflects the first seven year returns for Class B and the remaining 3 years as Class A.